Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	LINCOLN BENEFIT LIFE CO
Entity Central Index Key	0000910739
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net investment income	$ 11,836	$ 12,067	$ 11,783
Realized capital gains and losses	2,075	694	1,480
Income from operations before income tax expense	13,911	12,761	13,263
Income tax expense	4,861	4,451	4,634
Net income	9,050	8,310	8,629
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	3,411	4,584	5,783
Comprehensive income	$ 12,461	$ 12,894	$ 14,412

Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed income securities, at fair value (amortized cost $312,785 and $304,848)	$ 333,640	$ 320,456
Short-term, at fair value (amortized cost $12,974 and $11,593)	12,974	11,593
Total investments	346,614	332,049
Cash	6,006	3,550
Reinsurance recoverable from Allstate Life Insurance Company	16,680,950	18,365,058
Reinsurance recoverable from non-affiliates	2,043,480	1,906,574
Receivable from affiliates, net	8,563	0
Other assets	95,826	105,159
Separate Accounts	1,682,128	2,017,185
Total assets	20,863,567	22,729,575
Liabilities
Contractholder funds	15,489,624	17,247,071
Reserve for life-contingent contract benefits	3,199,490	3,011,317
Unearned premiums	16,200	19,478
Deferred income taxes	7,729	5,833
Payable to affiliates, net	0	4,931
Current income taxes payable	4,802	4,386
Other liabilities and accrued expenses	125,266	93,507
Separate Accounts	1,682,128	2,017,185
Total liabilities	20,525,239	22,403,708
Commitments and Contingent Liabilities (Note 9)
Shareholder's Equity
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares issued and outstanding	2,500	2,500
Additional capital paid-in	180,000	180,000
Retained income	142,272	133,222
Accumulated other comprehensive income:
Unrealized net capital gains and losses	13,556	10,145
Total accumulated other comprehensive income	13,556	10,145
Total shareholder's equity	338,328	325,867
Total liabilities and shareholder's equity	$ 20,863,567	$ 22,729,575

Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statements of Financial Position [Abstract]
Amortized cost, fixed income securities	$ 312,785	$ 304,848
Amortized cost, short-term investments	$ 12,974	$ 11,593
Common stock, par value	$ 100	$ 100
Common stock, shares authorized	30	30
Common stock, shares issued	25	25
Common stock, shares outstanding	25	25

Statements of Shareholder's Equity (USD $) In Thousands	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Beginning Balance at Dec. 31, 2008		$ 2,500	$ 180,000	$ 116,283	$ (222)
Net income	8,629			8,629
Change in unrealized net capital gains and losses	5,783				5,783
Ending Balance at Dec. 31, 2009	312,973	2,500	180,000	124,912	5,561
Net income	8,310			8,310
Change in unrealized net capital gains and losses	4,584				4,584
Ending Balance at Dec. 31, 2010	325,867	2,500	180,000	133,222	10,145
Net income	9,050			9,050
Change in unrealized net capital gains and losses	3,411				3,411
Ending Balance at Dec. 31, 2011	$ 338,328			$ 142,272	$ 13,556

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 9,050	$ 8,310	$ 8,629
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	1,175	1,241	932
Realized capital gains and losses	(2,075)	(694)	(1,480)
Changes in:
Policy benefit and other insurance reserves	(22,072)	4,240	19,349
Income taxes	476	(205)	(2,174)
Receivable/payable to affiliates, net	(13,494)	(9,818)	(21,280)
Other operating assets and liabilities	37,802	(943)	369
Net cash provided by operating activities	10,862	2,131	4,345
Cash flows from investing activities
Proceeds from sales of fixed income securities	44,880	27,166	46,330
Collections on fixed income securities	25,268	38,691	35,334
Purchases of fixed income securities	(77,175)	(71,478)	(151,234)
Change in short-term investments, net	(1,379)	(3,023)	72,143
Net cash (used in) provided by investing activities	(8,406)	(8,644)	2,573
Net increase (decrease) in cash	2,456	(6,513)	6,918
Cash at beginning of year	3,550	10,063	3,145
Cash at end of year	$ 6,006	$ 3,550	$ 10,063

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General

1. General

Basis of presentation

The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate.

The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies) and directly through call centers and the internet.

The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company’s investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company’s investment in spread-sensitive fixed income assets.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s and ALIC’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Investments

Fixed income securities include bonds, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

Short-term investments, including money market funds and other short-term investments, are carried at fair value.

Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security’s fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income (“OCI”).

Recognition of premium revenues and contract charges, and related benefits and interest credited

The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

Reinsurance

The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company’s financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

Income taxes

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

Contractholder funds

Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

Separate accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

Adopted accounting standard

Consolidation Analysis Considering Investments Held through Separate Accounts

In April 2010, the Financial Accounting Standards Board (“FASB”) issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company’s results of operations or financial position.

Pending accounting standards

Amendments to Fair Value Measurement and Disclosure Requirements

In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.

Presentation of Comprehensive Income

In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company’s results of operations or financial position.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

3. Related Party Transactions

Business operations

The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $204.8 million, $204.8 million and $202.9 million in 2011, 2010 and 2009, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.

Broker-Dealer

The Company has a service agreement with Allstate Distributors, LLC (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $7.2 million, $6.9 million and $4.6 million in 2011, 2010 and 2009, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

The Company receives distribution services from Allstate Financial Services, LLC (“AFS”), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $7.5 million, $8.5 million and $9.1 million in 2011, 2010 and 2009, respectively, that were ceded to ALIC.

Reinsurance

The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	2011	2010	2009
Premiums and contract charges	$833,149	$782,113	$734,369
Interest credited to contractholder funds, contract benefits and expenses	1,408,953	1,683,487	1,621,011

Reinsurance recoverables due from ALIC totaled $16.68 billion and $18.37 billion as of December 31, 2011 and 2010, respectively.

Income taxes

The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

Intercompany loan agreement

The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

4. Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2011
U.S. government and agencies	$84,059	$5,943	$—	$90,002
Municipal	2,499	399	—	2,898
Corporate	169,820	12,105	(99)	181,826
Foreign government	4,998	239	—	5,237
RMBS	40,089	2,427	(9)	42,507
CMBS	8,514	360	(518)	8,356
ABS	2,806	8	—	2,814

Total fixed income securities	$312,785	$21,481	$(626)	$333,640

December 31, 2010
U.S. government and agencies	$70,426	$3,513	$(383)	$73,556
Municipal	2,999	177	—	3,176
Corporate	154,261	9,345	(19)	163,587
Foreign government	4,998	92	—	5,090
RMBS	55,376	2,429	(3)	57,802
CMBS	8,523	427	(87)	8,863
ABS	8,265	117	—	8,382

Total fixed income securities	$304,848	$16,100	$(492)	$320,456

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$14,017	$14,268
Due after one year through five years	166,125	175,871
Due after five years through ten years	71,112	79,239
Due after ten years	18,636	18,941

	269,890	288,319
RMBS and ABS	42,895	45,321

Total	$312,785	$333,640

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2011	2010	2009
Fixed income securities	$12,133	$12,480	$12,098
Short-term and other investments	11	21	107

Investment income, before expense	12,144	12,501	12,205
Investment expense	(308)	(434)	(422)

Net investment income	$11,836	$12,067	$11,783

Realized capital gains and losses

The Company recognized net realized capital gains of $2.1 million, $694 thousand and $1.5 million in 2011, 2010 and 2009, respectively. Realized capital gains and losses in 2011 included $12 thousand of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. Realized capital gains and losses in 2010 and 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2011 or 2010.

Gross gains of $1.9 million, $652 thousand and $1.5 million and gross losses of $3 thousand, zero, and $3 thousand were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2011
Fixed income securities	$333,640	$21,481	$(626)	$20,855
Short-term investments	12,974	—	—	—

Unrealized net capital gains and losses, pre-tax				20,855
Deferred income taxes				(7,299)

Unrealized net capital gains and losses, after-tax				$13,556

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2010
Fixed income securities	$320,456	$16,100	$(492)	$15,608
Short-term investments	11,593	—	—	—

Unrealized net capital gains and losses, pre-tax				15,608
Deferred income taxes				(5,463)

Unrealized net capital gains and losses, after-tax				$10,145

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2011	2010	2009
Fixed income securities	$5,247	$7,052	$8,895
Short-term investments	—	—	2

Total	5,247	7,052	8,897
Deferred income taxes	(1,836)	(2,468)	(3,114)

Increase in unrealized net capital gains and losses	$3,411	$4,584	$5,783

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2011
Corporate	1	$5,161	$(99)	—	$—	$—	$(99)
RMBS	1	1,075	(9)	—	—	—	(9)
CMBS	1	1,484	(518)	—	—	—	(518)

Total	3	$7,720	$(626)	—	$—	$—	$(626)

December 31, 2010
U.S. government and agencies	1	$9,546	$(383)	—	$—	$—	$(383)
Corporate	1	4,968	(19)	—	—	—	(19)
RMBS	3	385	(3)	—	—	—	(3)
CMBS	—	—	—	1	1,916	(87)	(87)

Total	5	$14,899	$(405)	1	$1,916	$(87)	$(492)

As of December 31, 2011, $108 thousand of unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of these unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

As of December 31, 2011, the remaining $518 thousand of unrealized losses are related to one investment grade security in an unrealized loss position greater than 20% of amortized cost. The security was evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and was determined to have adequate resources to fulfill contractual obligations.

As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

Municipal bonds

The principal geographic distribution of municipal bond issuers represented in the Company’s municipal bond portfolio was 100% in Washington as of December 31, 2011 and 84% and 16% in Washington and Puerto Rico, respectively, as of December 31, 2010.

Concentration of credit risk

As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity.

Other investment information

As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $10.3 million were on deposit with regulatory authorities as required by law.

Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value of Assets and Liabilities [Abstract]
Fair Value of Assets and Liabilities

5. Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:	Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;
(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This relates to the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

•	Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•

Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

•

Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 measurements

•	Fixed income securities:

Corporate: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

RMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets:
Fixed income securities:
U.S. government and agencies	$36,883	$53,119	$—	$90,002
Municipal	—	2,898	—	2,898
Corporate	—	181,228	598	181,826
Foreign government	—	5,237	—	5,237
RMBS	—	40,186	2,321	42,507
CMBS	—	8,356	—	8,356
ABS	—	2,814	—	2,814

Total fixed income securities	36,883	293,838	2,919	333,640
Short-term investments	1,925	11,049	—	12,974
Separate account assets	1,682,128	—	—	1,682,128

Total recurring basis assets	1,720,936	304,887	2,919	2,028,742

Total assets at fair value	$1,720,936	$304,887	$2,919	$2,028,742

% of total assets at fair value	84.8%	15.0%	0.2%	100.0%

Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(506,678)	$(506,678)

Total liabilities at fair value	$—	$—	$(506,678)	$(506,678)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2010
Assets:
Fixed income securities:
U.S. government and agencies	$31,007	$42,549	$—	$73,556
Municipal	—	3,176	—	3,176
Corporate	—	162,735	852	163,587
Foreign government	—	5,090	—	5,090
RMBS	—	50,922	6,880	57,802
CMBS	—	6,947	1,916	8,863
ABS	—	8,382	—	8,382

Total fixed income securities	31,007	279,801	9,648	320,456
Short-term investments	11,543	50	—	11,593
Separate account assets	2,017,185	—	—	2,017,185

Total recurring basis assets	2,059,735	279,851	9,648	2,349,234

Total assets at fair value	$2,059,735	$279,851	$9,648	$2,349,234

% of total assets at fair value	87.7%	11.9%	0.4%	100.0%

Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(494,149)	$(494,149)

Total liabilities at fair value	$—	$—	$(494,149)	$(494,149)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

($ in thousands)		Total realized and unrealized gains (losses) included in:
	Balance as of December 31, 2010	Net income(1)	OCI on Statement of Financial Position	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Corporate	$852	$—	$199	$—	$(10,199)
RMBS	6,880	(4)	(108)	—	(3,577)
CMBS	1,916	—	(49)	—	(1,867)

Total recurring Level 3 assets	$9,648	$(4)	$42	$—	$(15,643)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(494,149)	$(110,951)	$—	$—	$—

Total recurring Level 3 liabilities	$(494,149)	$(110,951)	$—	$—	$—

	Purchases	Sales	Issuances	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Corporate	$10,000	$—	$—	$(254)	$598
RMBS	—	—	—	(870)	2,321
CMBS	—	—	—	—	—

Total recurring Level 3 assets	$10,000	$—	$—	$(1,124)	$2,919

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(55,559)	$153,981	$(506,678)

Total recurring Level 3 liabilities	$—	$—	$(55,559)	$153,981	$(506,678)

(1)

The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

($ in thousands)		Total realized and unrealized gains (losses) included in:		Purchases, sales, issuances and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
	Balance as of December 31, 2009	Net income(1)	OCI on Statement of Financial Position
Assets
Fixed income securities:
Corporate	$1,089	$(1)	$—	$7,740	$—	$(7,976)	$852
RMBS	—	(17)	131	9,459	—	(2,693)	6,880
CMBS	1,158	—	758	—	—	—	1,916

Total recurring Level 3 assets	$2,247	$(18)	$889	$17,199	$—	$(10,669)	$9,648

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

Total recurring Level 3 liabilities	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

(1)

The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company’s reinsurance agreements.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2011 or 2010.

During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2011 and 2010 also included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

($ in thousands)	2011	2010
Assets
Fixed income securities:
Corporate	$(2)	$(2)
RMBS	(5)	(11)
CMBS	—	(1)

Total recurring Level 3 assets	$(7)	$(14)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(110,951)	$(4,877)

Total recurring Level 3 liabilities	$(110,951)	$(4,877)

The amounts in the table above represent losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

	Balance as of December 31, 2008	Total realized and unrealized gains (losses) included in:		Purchases, sales, issuances and settlements, net	Net transfers in and/ or (out) of Level 3	Balance as of December 31, 2009	Total gains (losses) included in net income for financial instruments still held as of December 31, 2009(2)
($ in thousands)		Net income (1)	OCI on Statement of Financial Position
Assets
Fixed income securities:
Corporate	$1,307	$(2)	$96	$(216)	$(96)	$1,089	$(2)
CMBS	—	—	535	—	623	1,158	—
ABS	6,002	288	(19)	(6,271)	—	—	—

Total recurring Level 3 assets	$7,309	$286	$612	$(6,487)	$527	$2,247	$(2)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(36,544)	$19,984	$—	$1,034	$—	$(15,526)	$19,984

Total recurring Level 3 liabilities	$(36,544)	$19,984	$—	$1,034	$—	$(15,526)	$19,984

(1)

The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company’s reinsurance agreements.

(2)

The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company’s reinsurance agreements.

As of December 31, 2011 and 2010, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $10.66 billion and $10.33 billion, respectively, as of December 31, 2011 and were $12.69 billion and $11.66 billion, respectively, as of December 31, 2010.

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company’s own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company’s own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company’s own credit risk.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

6. Derivative Financial Instruments

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.

($ in thousands)	Balance sheet location	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	$3,620,132	$(481,930)
Guaranteed accumulation benefits	Contractholder funds	202,908	(22,454)
Guaranteed withdrawal benefits	Contractholder funds	27,740	(2,294)

Total derivatives		$3,850,780	$(506,678)

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.

($ in thousands)	Balance sheet location	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	$4,351,559	$(473,746)
Guaranteed accumulation benefits	Contractholder funds	228,195	(18,422)
Guaranteed withdrawal benefits	Contractholder funds	32,473	(1,981)

Total derivatives		$4,612,227	$(494,149)

In 2011, gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $(8.2) million and $(4.3) million, respectively, which in turn were ceded to ALIC. For the year ended December 31, 2010 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $31.0 million and $(4.9) million, respectively, which in turn were ceded to ALIC.

Off-balance-sheet financial instruments

There were no off-balance-sheet financial instruments as of December 31, 2011 or 2010.

Reserve for Life-Contingent Contract Benefits and Contractholder Funds	12 Months Ended
Dec. 31, 2011
Reserve for Life-Contingent Contract Benefits and Contractholder Funds [Abstract]
Reserve for Life-Contingent Contract Benefits and Contractholder Funds

7. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in thousands)	2011	2010
Traditional life insurance	$1,425,848	$1,363,098
Immediate fixed annuities	671,275	680,467
Accident and health insurance	1,092,791	961,030
Other	9,576	6,722

Total reserve for life-contingent contract benefits	$3,199,490	$3,011,317

The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

Product	Mortality	Interest rate	Estimation method
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 8.0%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims

Immediate fixed annuities	1983 individual annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; 2001 Valuation Basic Table with internal modifications	Interest rate assumptions range from 1.2% to 8.8%	Present value of expected future benefits based on historical experience

Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims

Other: Variable annuity guaranteed minimum death benefits	100% of Annuity 2000 mortality table	Interest rate assumptions range from 4.0% to 5.1%	Projected benefit ratio applied to cumulative assessments

As of December 31, contractholder funds consist of the following:

($ in thousands)	2011	2010
Interest-sensitive life insurance	$4,556,892	$4,314,502
Investment contracts:
Fixed annuities	10,709,817	12,728,648
Other investment contracts	222,915	203,921

Total contractholder funds	$15,489,624	$17,247,071

The following table highlights the key contract provisions relating to contractholder funds:

Product	Interest rate	Withdrawal/surrender charges

Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 8.8% for immediate annuities; 0% to 11.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 6.6% for all other products	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.9% of fixed annuities are subject to market value adjustment for discretionary withdrawals.

Other investment contracts:

Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities

	Interest rates used in establishing reserves range from 1.8% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

Contractholder funds activity for the years ended December 31 is as follows:

($ in thousands)	2011	2010
Balance, beginning of year	$17,247,071	$17,633,027
Deposits	1,007,316	1,521,086
Interest credited	576,331	743,075
Benefits	(459,991)	(504,789)
Surrenders and partial withdrawals	(2,412,295)	(1,811,355)
Contract charges	(513,068)	(471,729)
Net transfers from separate accounts	18,935	18,788
Other adjustments	25,325	118,968

Balance, end of year	$15,489,624	$17,247,071

The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

	December 31,
($ in millions)	2011	2010
In the event of death
Separate account value	$1,032.7	$1,318.1
Net amount at risk (1)	$149.5	$126.3
Average attained age of contractholders	58 years	57 years

At annuitization (includes income benefit guarantees)
Separate account value	$184.9	$252.8
Net amount at risk (2)	$45.1	$40.9
Weighted average waiting period until annuitization options available	2 years	3 years

For cumulative periodic withdrawals
Separate account value	$27.5	$33.1
Net amount at risk (3)	$0.4	$0.3

Accumulation at specified dates
Separate account value	$198.1	$233.7
Net amount at risk (4)	$21.5	$18.9
Weighted average waiting period until guarantee date	8 years	9 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

As of December 31, 2011, liabilities for guarantees included reserves for variable annuity death benefits of $9.6 million, variable annuity income benefits of $16.0 million, variable annuity accumulation benefits of $22.4 million, variable annuity withdrawal benefits of $2.3 million and interest-sensitive life and fixed annuity guarantees of $181.6 million. As of December 31, 2010, liabilities for guarantees included reserves for variable annuity death benefits of $6.7 million, variable annuity income benefits of $19.8 million, variable annuity accumulation benefits of $18.4 million, variable annuity withdrawal benefits of $2.0 million and interest-sensitive life and fixed annuity guarantees of $163.7 million.

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance

8. Reinsurance

The Company has reinsurance agreements under which it reinsures all of its business to ALIC or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

As of December 31, 2011, 89.1% of the total reinsurance recoverables were related to ALIC and 10.9% were related to non-affiliated reinsurers. As of December 31, 2011 and 2010, 98% and 97%, respectively, of the Company’s non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Direct	$1,266,264	$1,228,272	$1,194,526
Assumed	7,057	7,465	7,849
Ceded:
Affiliate	(833,149)	(782,113)	(734,369)
Non-affiliate	(440,172)	(453,624)	(468,006)

Premiums and contract charges, net of reinsurance	$—	$—	$—

The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Direct	$1,893,124	$2,186,031	$2,159,262
Assumed	7,337	8,153	11,101
Ceded:
Affiliate	(1,408,953)	(1,683,487)	(1,621,011)
Non-affiliate	(491,508)	(510,697)	(549,352)

Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance	$—	$—	$—

Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Guarantees and Contingent Liabilities [Abstract]
Guarantees and Contingent Liabilities

9. Guarantees and Contingent Liabilities

Guarantees

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

The aggregate liability balance related to all guarantees was not material as of December 31, 2011.

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.

The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

The Company joins the Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group’s federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group’s tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2011	2010
Deferred assets
Tax credit carryforwards	$10	$7

Total deferred assets	10	7

Deferred liabilities
Unrealized net capital gains	(7,299)	(5,463)
Other liabilities	(440)	(377)

Total deferred liabilities	(7,739)	(5,840)

Net deferred liability	$(7,729)	$(5,833)

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Current	$4,802	$4,386	$4,447
Deferred	59	65	187

Total income tax expense	$4,861	$4,451	$4,634

As of December 31, 2011, the Company has tax credit carryforwards of $10 thousand which will be available to offset future tax liabilities and expire at the end of 2029 through 2031.

The Company paid income taxes of $4.4 million, $4.7 million and $6.8 million in 2011, 2010 and 2009, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Other	(0.1)	(0.1)	(0.1)

Effective income tax rate	34.9%	34.9%	34.9%

Statutory Financial Information	12 Months Ended
Dec. 31, 2011
Statutory Financial Information [Abstract]
Statutory Financial Information

11. Statutory Financial Information

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

Statutory net income was $8.6 million, $8.7 million and $8.5 million in 2011, 2010, and 2009, respectively. Statutory capital and surplus was $319.5 million and $310.8 million as of December 31, 2011 and 2010, respectively.

Dividends

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can pay during 2012 without prior approval of the Nebraska Department of Insurance is $31.9 million. The Company did not pay any dividends in 2011.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income

12. Other Comprehensive Income

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	$10,135,0	$10,135,0	$10,135,0
	2011
($ in thousands)	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$7,322	$(2,562)	$4,760
Less: reclassification adjustment of realized capital gains and losses	2,075	(726)	1,349

Unrealized net capital gains and losses	5,247	(1,836)	3,411

Other comprehensive income	$5,247	$(1,836)	$3,411

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$7,746	$(2,711)	$5,035
Less: reclassification adjustment of realized capital gains and losses	694	(243)	451

Unrealized net capital gains and losses	7,052	(2,468)	4,584

Other comprehensive income	$7,052	$(2,468)	$4,584

	2009
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period	$10,135	$(3,547)	$6,588
Less: reclassification adjustment of realized capital gains and losses	1,238	(433)	805

Unrealized net capital gains and losses	8,897	(3,114)	5,783

Other comprehensive income	$8,897	$(3,114)	$5,783

Summary of Investments Other Than Investments In Related Parties	12 Months Ended
Dec. 31, 2011
Summary of Investments Other Than Investments In Related Parties [Abstract]
SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2011

	which shown	which shown	which shown
($ in thousands)	Amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$84,059	$90,002	$90,002
States, municipalities and political subdivisions	2,499	2,898	2,898
Foreign governments	4,998	5,237	5,237
Public utilities	16,982	18,889	18,889
All other corporate bonds	152,838	162,937	162,937
Asset-backed securities	2,806	2,814	2,814
Residential mortgage-backed securities	40,089	42,507	42,507
Commercial mortgage-backed securities	8,514	8,356	8,356

Total fixed maturities	312,785	333,640	333,640
Short-term investments	12,974	12,974	12,974

Total investments	$325,759	$346,614	$346,614

Reinsurances	12 Months Ended
Dec. 31, 2011
Reinsurances [Abstract]
REINSURANCES

LINCOLN BENEFIT LIFE COMPANY

SCHEDULE IV—REINSURANCE

	$364,469,564	$364,469,564	$364,469,564	$364,469,564	$364,469,564
($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2011
Life insurance in force	$364,469,564	$370,439,179	$5,969,615	$—	—%

Premiums and contract charges:
Life and annuities	$1,156,434	$1,163,491	$7,057	$—	—%
Accident and health insurance	109,830	109,830	—	—	—%

	$1,266,264	$1,273,321	$7,057	$—	—%

Year ended December 31, 2010
Life insurance in force	$358,242,997	$364,544,022	$6,301,025	$—	—%

Premiums and contract charges:
Life and annuities	$1,111,971	$1,119,436	$7,465	$—	—%
Accident and health insurance	116,301	116,301	—	—	—%

	$1,228,272	$1,235,737	$7,465	$—	—%

Year ended December 31, 2009
Life insurance in force	$349,952,260	$356,581,252	$6,628,992	$—	—%

Premiums and contract charges:
Life and annuities	$1,072,840	$1,080,689	$7,849	$—	—%
Accident and health insurance	121,686	121,686	—	—	—%

	$1,194,526	$1,202,375	$7,849	$—	—%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2011, 2010 and 2009.